At December 31, 2021, we had the following U.S. and Canadian tax loss carry forwards stated in U.S. dollars. (Details)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Canadian Tax Loss Carryforward Expiring 2026	$ 2,045,340
Canadian Tax Loss Carryforward Expiring 2027	3,795,885
Canadian Tax Loss Carryforward Expiring 2028	14,468,183
Canadian Tax Loss Carryforward Expiring 2029	13,711,604
Canadian Tax Loss Carryforward Expiring 2030	16,939,924
Canadian Tax Loss Carryforward Expiring 2031	18,968,793
Canadian Tax Loss Carryforward Expiring 2032	5,503,651
Canadian Tax Loss Carryforward Expiring 2033	8,001,176
Canadian Tax Loss Carryforward Expiring 2034	9,270,575
Canadian Tax Loss Carryforward Expiring 2035	13,233,063
Canadian Tax Loss Carryforward Expiring 2036	15,732,719
Canadian Tax Loss Carryforward Expiring 2037	11,864,629
Canadian Tax Loss Carryforward Expiring 2038	1,135,412
Canadian Tax Loss Carryforward Expiring 2039	2,959,210
Canadian Tax Loss Carryforward Expiring 2040	4,398,737
[custom:CanadianTaxLossCarryforwardExpiring2041-0]	16,040,571
[custom:UsTaxLossCarryforward-0]	2,514,815
Total Us Tax Loss Carryforward	2,514,815
Total Canadian Tax Loss Carryforward	$ 158,069,472